3. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related party receivables	$ 105,436		$ 105,436		$ 122,356	$ 13,540
Related party payables	20,050		20,050		18,802	93,394
Minimum lease payments remainder of year	3,000		3,000
Proceeds from related party			0	$ 0	1,000,000	0
Options granted		0
Bravo and Enviro-Glo [Member]
Related party purchases					276,443	526,002
Related party receivables					43,120	13,540
Related party payables					5,562	93,394
Minimum lease payments remainder of year					24,000
Cloud 9 [Member]
Related party receivables					79,235	42,237
Related party payables					13,240	7,168
Related party cost of services					84,746	58,196
Related party sales	$ 96,615	$ 118,375	$ 196,600	$ 198,803	370,948	$ 312,041
James Lowe [Member]
Proceeds from related party					$ 1,000,000
Debt maturity date			Dec. 31, 2019		Apr. 30, 2019
Debt stated interest					12.00%
Options granted					30,000
Payment of loan origination fee					$ 12,500